Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Cash generated from operating activities before interest and tax	$ 325,795	$ 399,160
Interest received	59,768	20,503
Interest paid	(258,995)	(118,304)
Income and other taxes paid	(8,568)	(70,710)
Net cash generated from operating activities	118,000	230,649
Cash flows from investing activities
Receivable from related party: amounts deposited		(4,156,284)
Receivable from related party: amounts withdrawn	820,000	180,000
Expenditures on property, plant and equipment	(917,541)	(326,336)
Proceeds from sale and redemption of financial assets	1,069	12,986
Proceeds from sales of mineral property rights and other assets		2,800
Other investing cash flows	206	363
Cash used in investing activities	(96,266)	(4,286,471)
Cash flows from financing activities
Net proceeds from project finance facility	7,780	4,287,924
Payment of project finance fees	(2,704)	(159,292)
Cash generated from financing activities	5,076	4,128,632
Effects of exchange rates on cash and cash equivalents	219	1,066
Net increase (decrease) in cash and cash equivalents	27,029	73,876
Cash and cash equivalents - beginning of period	1,417,754	1,343,878
Cash and cash equivalents - end of period	$ 1,444,783	$ 1,417,754